Shareholder Report, Holdings (Details) - C000032303	Jun. 30, 2025
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.10%
IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%